Operating costs - Narrative (Details) $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) employee	Jun. 30, 2023 USD ($) employee	Jun. 30, 2022 USD ($) employee
Disclosure of operating costs [line items]
Number of employees on full time equivalent basis | employee	30,092	30,269	28,558
Average number of employees, including part time | employee	30,839	30,419	28,137
Other than principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	$ 0.1	$ 0.1	$ 0.2
Principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	16.3	16.3	17.0
Audit services in respect of employee pension plans	$ 0.4	$ 0.3	$ 0.3